Leases (details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases disclosure
Rent expense	$ 197	$ 202	$ 215
Future minimum annual rental payments due for 2017	147
Future minimum annual rental payments due for 2018	118
Future minimum annual rental payments due for 2019	100
Future minimum annual rental payments due for 2020	80
Future minimum annual rental payments due for 2021	60
Future minimum annual rental payments due for 2022 and thereafter	100
Approximate aggregate future sublease rental income that will partially offset the lease commitments	$ 4